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                        UNITED STATES                        OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION       --------------------------
                    Washington, D.C. 20549            OMB Number:      3235-0456
                                                      Expires:   August 31, 2000
                                                      Estimated average burden
                                                      hours per response.......1
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

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      1.     Name and address of issuer:

             Mitchell Hutchins LIR Money Series
             51 West 52nd Street
             New York, NY 10019-6114

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      2.     The name of each series or class of securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |_|

             LIR Cash Reserves Fund

             LIR Liquid Assets Fund

             Mitchell Hutchins LIR Select Money Fund
             (Institutional shares and Financial Intermediary shares)

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      3.     Investment Company Act File Number:

                  811-8767

               Securities Act File Number:

                  333-52965

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      4(a).  Last day of fiscal year for which this Form is filed:

                  April 30, 2000

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      4(b).  |_|  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
                  (See Instruction A.2)

      NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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      4(c).  |_|  Check box if this is the last time the issuer will be filing this Form.

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


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      5.     Calculation of registration fee:

          (i)    Aggregate sale price of securities
                 sold during the fiscal year
                 pursuant to section 24(f):                   $   26,415,151,336
                                                              ------------------
          (ii)   Aggregate price of securities
                 redeemed or repurchased
                 during the fiscal year      $   24,850,605,298
                                             ------------------

          (iii)  Aggregate price of securities
                 redeemed or repurchased
                 during any PRIOR fiscal year
                 ending no earlier than
                 October 1, 1995 that were not
                 previously used to reduce
                 registration fees payable
                 to the Commission:          $                0
                                             ------------------

          (iv)   Total available redemption credits
                 [add Items 5(ii) and 5(iii)]:              - $   24,850,605,298
                                                             -------------------

          (v)    Net sales - if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:                             $    1,564,546,038
                                                             -------------------

        ------------------------------------------------------------------------
          (vi)   Redemption credits available
                 for use in  future
                 years -- if Item 5(i) is    $(               0)
                 less than Item 5(iv)         ------------------
                 [subtract Item 5(iv)
                 from Item 5(i)]:

        ------------------------------------------------------------------------

          (vii)  Multiplier for determining registration
                 fee (See Instruction C.9):                 x $         0.000264
                                                              ------------------

          (viii) Registration fee due [multiply Item
                 5(v) by Item 5(vii)] (enter "0" if no
                 fee is due):                               = $       413,040.15
                                                              ------------------

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      6.     Prepaid Shares

             If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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      7.     Interest  due - if this  Form is being  filed  more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                            + $                0
                                                              ------------------

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      8.     Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                            = $       413,040.15
                                                              ------------------

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


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      9.     Date the registration fee and any interest payment was sent to the
             Commission's lockbox depository:

                July 25, 2000

                           Method of Delivery:

                                           |X|      Wire Transfer

                                           |_|      Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John J. Lee
                           -----------------------------------------------------

                           John J. Lee
                           -----------------------------------------------------

                           Vice President and Assistant Treasurer
                           -----------------------------------------------------

Date:    July 25, 2000


  *Please print the name and title of the signing officer below the signature.